Significant changes in current reporting period	6 Months Ended
Sep. 30, 2022
Significant Changes In Current Reporting Period [Abstract]
Significant changes in current reporting period	Significant changes in current reporting period
Information about the business
During the three and six months ended September 30, 2022, the Company has been able to maintain the same level of material merchants and acquirers when compared to March 31, 2022. Similarly, during the same period, there have been no changes in the list of countries in which the company operates.
Seasonality
The typical TFSS business is subject to predictable seasonality because a significant part of the business serves the leisure segment of the travel industry, which is particularly active during the summer holiday season for Chinese (during pre-Covid-19 periods), Russian (before the invasion in Ukraine) and US tourists. In addition, during recent years, this has also coincided with post-Ramadan travel by Gulf Cooperation Council shoppers. The second half of Global Blue’s financial year typically sees upticks in travel and shopping due to specific events that are more dispersed, such as the Chinese National Day (“Golden Week”) in October, Christmas / New Year in December, and Chinese New Year in February.
All in all, this drives a degree of seasonality in the net working capital needs, with working capital needs increasing gradually during the first half of the financial year, which then unwinds in the second half of the financial year.
The AVPS business, which serves both seasonal shoppers and regular travelers, is more protected from the seasonal variations driven by traditional holiday periods and as a result does not have a distinct seasonality profile.
The CRTS segment is currently composed of ZigZag Global and Yocuda; ZigZag has a soft seasonal curve skewed towards November and December, underpinned by Black Friday and Christmas shopping peaks. Yocuda is not exposed to any material seasonal cycles given its core revenue is less exposed to the number of eReceipts it issues and more to the number of shops it serves.
Hyperinflation in Turkey
Turkey became a hyperinflationary economy during the six months ended September 30, 2022. Hyperinflationary accounting has been applied from April 1, 2022, with monetary gains and losses recognized in operating expenses. The impact of applying hyperinflationary accounting was not material to the Group’s accounts.
COVID-19 Considerations
Impact on Global Blue
The Company’s results of operations for the three and six month periods ended September 30, 2022 continue to reflect the impact of the COVID-19 outbreak which started to affect the business since February 2020; nevertheless, during the three and six month periods ended September 30, 2022 the transaction volumes for the TFSS and AVPS businesses have significantly recovered when compared to the same periods last year, but remain impacted by COVID-19 travelling restrictions in principal origin countries such as China. More specifically, when looking at the revenue levels compared to the same periods during the financial year 2019-2020 (pre-COVID) and neutralizing the effect of acquisitions, the Group has observed a noticeable recovery, with the revenue (excluding CRTS) decline for the three and six month periods ended September 30, 2022 being 38.9% and 42.9% when compared to the respective periods in 2019.
Liquidity and Capital Resources
In terms of liquidity and capital resources, the Company requires and continues needing significant cash resources to, among others, fund its working capital requirements, make capital expenditures, meet debt service requirements and interest payments under its indebtedness, fund general corporate uses, and expand its business through acquisitions. Future capital requirements will depend on many factors, such as the pace at which government policies change (i.e., new TFS countries, reduction in minimum purchase amounts), spending on product roll-out, and changes in consumer demand linked to relative foreign exchange movements. The Company has made no firm commitments with respect to future investments. During the six months ended September 30, 2022, the Company obtained EUR215.2 million (USD225.0 million) of additional funding (see Note 10), which is being used to serve the aforementioned purposes; in parallel, in April 2022 the Company withdrew USD20.0 million (EUR18.0 million) of the Supplemental Liquidity Facility (“SLF”), followed by a second withdrawal of USD45.0 million (EUR41.4 million), both to fund working capital needs. In addition, as of September 30, 2022, and as per Note 12, USD10.0 million (EUR10.3 million) remains undrawn. Management believes that the combination of its cash and cash equivalents, the SLF, local credit lines and the aforementioned proceeds from the capital increase described in Note 10, will be sufficient to meet liquidity needs and fund necessary capital expenditure for at least the next 12 months from the date these financial statements have been authorized for issuance.
We and our affiliates may from time to time seek to repurchase or retire our outstanding equity and/or debt securities or our outstanding loans through cash purchases and/or exchanges for equity securities, in open market purchases, privately negotiated transactions, and tender offers or otherwise. Such repurchases or exchanges, if any, will depend on prevailing market conditions, our liquidity, contractual restrictions and other factors. The amounts involved may be material.